Disposition of HC High Summit Limited	12 Months Ended
Dec. 31, 2020
Disposition Of Hc High Summit Limited [Abstract]
DISPOSITION OF HC HIGH SUMMIT LIMITED
3.	DISPOSITION OF HC HIGH SUMMIT LIMITED

On August 28, 2020, the Company entered into the Disposition SPA by and among Vision Loyal, HC High HK and HC High BVI. Pursuant to the Disposition SPA, Vision Loyal agreed to purchase the HC High HK in exchange for nominal consideration of $1.00 based on a valuation report presented by a third party valuation firm. The Board approved the transaction contemplated by the Disposition SPA. The Disposition closed on August 28, 2020.

Upon completion of the Disposition, the Company does not bear any contractual commitment or obligation to the used luxurious car leasing business or the employees of HC High HK, nor to Vision Loyal.

On August 28, 2020, management was authorized to approve and commit to a plan to sell HC High HK, therefore the major assets and liabilities relevant to the disposal are reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes, are reported as components of net income (loss) separate from the net loss of continuing operations in accordance with ASC 205-20-45. The following is a reconciliation of net loss of $3.0 million from disposition in the consolidated statements of operations and comprehensive income (loss):

Fair value
Consideration in exchange for the disposal	$1
Noncontrolling interest of HC High Summit Limited	(15,645)
Less: Net assets (comprised of assets of $5,320,768 and liabilities of $2,606,257)	(2,714,511)
(2,730,155)
Impairment of amounts due HC High Summit Limited	(321,180)
Foreign currency translation adjustment	45,697
Net loss from disposal of discontinued operations	$(3,005,638)

The following is a reconciliation of the carrying amounts of major classes of assets and liabilities held for sale in the consolidated balance sheet as of August 28, 2020 and December 31, 2019.

	August 28, 2020	December 31, 2019
Carrying amounts of major classes of assets held for sale:
Cash	$84	$669,407
Loans receivable from third parties	1,568,418	1,429,280
Due from related parties	463,391	470,155
Other current assets	488,911	126,657
Investments in equity investees	554,711	562,807
Leasing business assets, net	2,229,819	2,426,109
Other noncurrent assets	15,434	59,374
Total assets of disposal group	$5,320,768	$5,743,789
Carrying amounts of major classes of liabilities held for sale:
Third party loans payable	$1,168,660	$2,052,238
Due to related parties	1,056,249	1,003,154
Other current liabilities	381,348	234,748
Total liabilities of disposal group	$2,606,257	$3,290,140

The following is a reconciliation of the amounts of major classes of operations classified as discontinued operations in the consolidated statements of operations and other comprehensive income (loss) for the years ended December 31, 2020 and 2019.

	For the Years Ended December 31,
	2020	2019
Discontinued Operations
Income from operating leases	$13,946	$1,830,148
Cost of operating lease	(323,608)	(1,544,120)
Total operating cost and expenses	(168,888)	(1,642,240)
Total other expenses, net	(67,070)	(365,946)
Net loss from disposal of discontinued operations	(3,005,638)	-
Net Loss from Discontinued Operations	$(3,551,258)	$(1,722,158)